Significant Accounting Policies - Value Added Tax (Details)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
SaaS services
Value Added Tax
Value added tax rate	6.00%	6.00%
Software
Value Added Tax
Value added tax rate	13.00%	13.00%
Other
Value Added Tax
Value added tax rate		6.00%